Note 5 - Stock-based Compensation - Stock Compensation Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Outstanding (in shares)	24,899,014	18,248,346
Outstanding, weighted average exercise price (in dollars per share)	$ 0.29	$ 0.36
Outstanding, weighted average remaining contractual term (Year)	1 year 5 months 19 days	1 year 9 months 29 days	2 years 7 months 2 days
Outstanding, aggregate intrinsic value	$ 0	$ 140,151	$ 79,330
Awarded (in shares)	675,000	7,375,000
Awarded, weighted average exercise price (in dollars per share)	$ 0.06	$ 0.12
Forfeited/Cancelled (in shares)	(3,083,818)
Forfeited/Cancelled, weighted average exercise price (in dollars per share)	$ 0.33
Outstanding (in shares)	22,490,196	24,899,014	18,248,346
Outstanding, weighted average exercise price (in dollars per share)	$ 0.28	$ 0.29	$ 0.36
Vested (in shares)	19,135,976
Vested, weighted average exercise price (in dollars per share)	$ 0.31
Vested, weighted average remaining contractual term (Year)	1 year 8 months 12 days
Vested and expected to vest (in shares)	22,490,196	24,899,014
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 0.28
Vested and expected to vest, weighted average remaining contractual term (Year)	1 year 5 months 19 days
Vested and expected to vest, aggregate intrinsic value	$ 0